PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 28, 2017	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2016	Apr. 30, 2017	Apr. 30, 2016
Depreciation and amortization expense		$ 417	$ 62	$ 707	$ 386	$ 386	$ 1,947
Payment to acquire of land	$ 67,088
Land Parcel [Member]
Payment to acquire of land	$ 16,958